Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRC Entities
Income Tax Examination [Line Items]
Percentage of PRC income tax	25.00%	25.00%	25.00%